Information by operating segment (Details 3) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Current assets	$ 24,896	$ 21,836
Non-current assets	190,400	159,809
Investments	778	659
Property, plant and equipment	163,627	136,285	$ 135,951	$ 153,424
Total Assets	215,296	181,645
Exploration And Development Costs [Member]
IfrsStatementLineItems [Line Items]
Current assets	3,086	2,697
Non-current assets	149,107	122,854
Long-term receivables	8,599	7,056
Investments	337	299
Property, plant and equipment	138,354	113,761
Operating assets	108,932	91,895
Under construction	29,422	21,866
Intangible assets	1,817	1,738
Total Assets	152,193	125,551
Refining Transportation And Marketing [Member]
IfrsStatementLineItems [Line Items]
Current assets	10,172	9,017
Non-current assets	21,280	18,708
Long-term receivables	2,643	2,217
Investments	198	114
Property, plant and equipment	18,296	16,257
Operating assets	16,361	14,828
Under construction	1,935	1,429
Intangible assets	143	120
Total Assets	31,452	27,725
Gas And Power [Member]
IfrsStatementLineItems [Line Items]
Current assets	487	379
Non-current assets	5,305	4,881
Long-term receivables	152	91
Investments	176	182
Property, plant and equipment	4,897	4,541
Operating assets	4,314	3,936
Under construction	583	605
Intangible assets	80	67
Total Assets	5,792	5,260
Corporate And Other Business [Member]
IfrsStatementLineItems [Line Items]
Current assets	15,505	13,923
Non-current assets	14,708	13,366
Long-term receivables	12,169	11,246
Investments	67	64
Property, plant and equipment	2,080	1,726
Operating assets	1,491	1,242
Under construction	589	484
Intangible assets	392	330
Total Assets	30,213	27,289
Eliminations [Member]
IfrsStatementLineItems [Line Items]
Current assets	(4,354)	(4,180)
Non-current assets
Long-term receivables
Investments
Property, plant and equipment
Operating assets
Under construction
Intangible assets
Total Assets	(4,354)	(4,180)
Operating Segment [Member]
IfrsStatementLineItems [Line Items]
Current assets	24,896	21,836
Non-current assets	190,400	159,809
Long-term receivables	23,563	20,610
Investments	778	659
Property, plant and equipment	163,627	136,285
Operating assets	131,098	111,901
Under construction	32,529	24,384
Intangible assets	2,432	2,255
Total Assets	$ 215,296	$ 181,645